UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2015

DATE OF REPORTING PERIOD: July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (27.1%)
	Consumer Discretionary (6.0%)
600,000	Altice, SA* 7.750%, 05/15/22	$602,625
200,000	Argos Merger Sub, Inc.*µ 7.125%, 03/15/23	211,625
750,000	CCO Safari II, LLC*µ 4.908%, 07/23/25	750,938
1,046,000	Century Communities, Inc.µ 6.875%, 05/15/22	1,016,581
556,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	629,670
4,180,000	Dana Holding Corp.µ 6.750%, 02/15/21	4,402,063
	DISH DBS Corp.µ
1,520,000	5.875%, 07/15/22	1,514,300
1,480,000	5.125%, 05/01/20	1,497,575
900,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	939,938
500,000	GameStop Corp.*µ^ 5.500%, 10/01/19	521,250
759,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	792,206
	Goodyear Tire & Rubber Companyµ
4,714,000	8.250%, 08/15/20	4,932,022
1,000,000	7.000%, 05/15/22	1,089,375
	L Brands, Inc.µ
1,730,000	6.950%, 03/01/33	1,810,013
165,000	5.625%, 02/15/22	176,859
2,000,000	Liberty Interactive, LLCµ 8.500%, 07/15/29	2,183,750
	Meritage Homes Corp.µ
1,367,000	7.000%, 04/01/22	1,460,981
800,000	7.150%, 04/15/20	865,000
800,000	Numericable-SFR SAS*µ 6.000%, 05/15/22	815,000
862,000	Outerwall, Inc.µ 6.000%, 03/15/19	872,236
600,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	624,750
1,710,000	Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	1,991,081
960,000	Ryland Group, Inc.µ 5.375%, 10/01/22	973,800
1,000,000	Service Corp. Internationalµ 8.000%, 11/15/21	1,165,000
1,000,000	Time, Inc.*µ 5.750%, 04/15/22	960,625
1,050,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	1,025,719

		33,824,982

	Consumer Staples (0.5%)
380,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	382,375
1,600,000	JBS USA, LLC*µ 5.750%, 06/15/25	1,592,000
836,000	Post Holdings, Inc.µ 7.375%, 02/15/22	856,900

		2,831,275

PRINCIPAL AMOUNT		VALUE

	Energy (5.1%)
1,776,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	$1,668,330
	Berry Petroleum Company, LLCµ
1,500,000	6.375%, 09/15/22	1,048,125
350,000	6.750%, 11/01/20	251,563
400,000	Bill Barrett Corp.µ 7.000%, 10/15/22	332,500
830,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	727,288
2,500,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	2,070,312
	Calumet Specialty Products Partners, LPµ
1,000,000	7.625%, 01/15/22	1,013,750
464,000	6.500%, 04/15/21	457,040
	Carrizo Oil & Gas, Inc.µ
750,000	7.500%, 09/15/20	753,281
425,000	6.250%, 04/15/23	407,469
1,828,000	Cimarex Energy Companyµ 5.875%, 05/01/22	1,941,272
1,200,000	Drill Rigs Holdings, Inc.*^ 6.500%, 10/01/17	959,250
230,000	Eclipse Resources Corp.* 8.875%, 07/15/23	216,488
	Energy Transfer Equity, LPµ
900,000	5.875%, 01/15/24	919,688
300,000	5.500%, 06/01/27	295,875
1,400,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	1,033,375
513,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	522,619
1,500,000	MarkWest Energy Partners, LPµ 4.875%, 06/01/25	1,455,000
	Oasis Petroleum, Inc.µ
1,940,000	6.500%, 11/01/21	1,782,375
1,250,000	6.875%, 01/15/23	1,135,156
1,410,000	Pacific Drilling, SA* 5.375%, 06/01/20	1,066,312
800,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	747,000
438,000	Rice Energy, Inc.*µ 7.250%, 05/01/23	430,061
4,000,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	4,182,500
750,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	736,406
2,967,000	W&T Offshore, Inc. 8.500%, 06/15/19	1,817,287
700,000	Western Refining, Inc.µ 6.250%, 04/01/21	705,688

		28,676,010

	Financials (1.5%)
2,335,000	AON Corp.µ 8.205%, 01/01/27	2,971,287
	DuPont Fabros Technology, LPµ
520,000	5.875%, 09/15/21	533,000
300,000	5.625%, 06/15/23	297,563
45,000	FelCor Lodging, LP* 6.000%, 06/01/25	46,322
360,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	379,800

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

600,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	$598,500
2,600,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	2,773,758
865,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	834,184

		8,434,414

	Health Care (2.8%)
2,000,000	Alere, Inc. 6.500%, 06/15/20	2,081,250
1,810,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	1,929,912
419,000	Endo International, PLC*‡ 7.750%, 01/15/22	446,235
825,000	Endo, Ltd.* 6.000%, 07/15/23	859,031
1,500,000	Grifols Worldwide Operations, Ltd. 5.250%, 04/01/22	1,511,250
795,000	HCA Holdings, Inc. 5.875%, 05/01/23	850,650
	Hologic, Inc.
2,520,000	6.250%, 08/01/20	2,598,750
330,000	5.250%, 07/15/22*	341,550
1,400,000	Tenet Healthcare Corp.* 6.750%, 06/15/23	1,464,750
	Valeant Pharmaceuticals International, Inc.*µ
1,400,000	7.250%, 07/15/22	1,481,375
1,300,000	7.000%, 10/01/20	1,352,813
600,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	631,125

		15,548,691

	Industrials (3.9%)
1,935,000	ACCO Brands Corp.µ 6.750%, 04/30/20	2,047,472
1,400,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	1,457,750
1,300,000	Deluxe Corp.µ 6.000%, 11/15/20	1,373,937
688,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	721,970
750,000	Garda World Security Corp.* 7.250%, 11/15/21	711,562
1,530,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,540,519
	Icahn Enterprises, LPµ
1,286,000	5.875%, 02/01/22	1,334,225
720,000	6.000%, 08/01/20	759,600
175,000	4.875%, 03/15/19	180,469
	Meritor, Inc.
980,000	6.750%, 06/15/21µ	1,011,850
560,000	6.250%, 02/15/24	561,050
	Michael Baker International, LLC*µ
775,000	8.250%, 10/15/18	748,844
494,000	8.875%, 04/15/19	419,283
1,800,000	Navistar International Corp. 8.250%, 11/01/21	1,695,375
220,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.125%, 07/15/23	219,725
1,020,000	Terex Corp.µ^ 6.000%, 05/15/21	1,027,650

PRINCIPAL AMOUNT		VALUE

1,400,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	$1,474,375
4,000,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	4,362,500

		21,648,156

	Information Technology (2.8%)
	Amkor Technology, Inc.µ
1,900,000	6.375%, 10/01/22	1,812,125
707,000	6.625%, 06/01/21~	695,069
3,300,000	Belden, Inc.*µ 5.500%, 09/01/22	3,308,250
825,000	Cardtronics, Inc.µ 5.125%, 08/01/22	815,203
601,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	593,863
2,000,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	2,212,500
1,000,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	1,021,875
500,000	NXP Semiconductors, NV* 5.750%, 02/15/21	520,938
1,210,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	1,250,081
3,000,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,178,125

		15,408,029

	Materials (2.2%)
1,800,000	ArcelorMittal, SA 6.000%, 08/05/20	1,824,750
	First Quantum Minerals, Ltd.*
517,000	7.000%, 02/15/21	394,536
517,000	6.750%, 02/15/20	403,906
	FMG Resources (August 2006) Pty, Ltd.*^
500,000	8.250%, 11/01/19	366,563
270,000	9.750%, 03/01/22	248,569
1,950,000	INEOS Group Holdings, SA*µ^ 6.125%, 08/15/18	1,985,344
	New Gold, Inc.*µ
3,000,000	7.000%, 04/15/20	2,941,875
750,000	6.250%, 11/15/22	674,062
420,000	Sealed Air Corp.*µ 5.250%, 04/01/23	428,925
1,300,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	1,312,187
1,635,000	United States Steel Corp.µ^ 6.875%, 04/01/21	1,535,878

		12,116,595

	Telecommunication Services (1.9%)
666,000	CenturyLink, Inc.µ 6.750%, 12/01/23	668,934
1,563,000	Frontier Communications Corp.µ 7.625%, 04/15/24	1,419,399
	Intelsat, SA^
3,260,000	7.750%, 06/01/21	2,616,150
220,000	8.125%, 06/01/23	176,413
	Sprint Corp.µ
3,635,000	7.875%, 09/15/23	3,491,872
420,000	7.125%, 06/15/24	385,875
305,000	7.250%, 09/15/21	292,609

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,530,000		T-Mobile USA, Inc.µ 6.625%, 04/01/23	$1,630,406

			10,681,658

		Utilities (0.4%)
1,050,000		AES Corp.µ 7.375%, 07/01/21	1,156,313
1,215,000		AmeriGas Finance Corp.µ 7.000%, 05/20/22	1,297,012

			2,453,325

		TOTAL CORPORATE BONDS (Cost $154,110,203)	151,623,135

CONVERTIBLE BONDS (30.6%)
		Consumer Discretionary (5.2%)
200,000,000	JPY	HIS Company, Ltd.^ 0.000%, 08/30/19	1,890,854
		Jarden Corp.µ
2,415,000		1.125%, 03/15/34^	2,990,531
1,900,000		1.500%, 06/15/19	2,800,429
4,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ§ 0.750%, 03/30/43	6,657,740
1,550,000		Liberty Media Corp. 1.375%, 10/15/23	1,504,686
2,550,000		NHK Spring Company, Ltd. 0.000%, 09/20/19	2,765,661
1,350,000		Priceline Group, Inc. 1.000%, 03/15/18	1,890,202
470,000,000	JPY	Sony Corp. 0.000%, 09/30/22	4,058,892
670,000		Standard Pacific Corp.µ 1.250%, 08/01/32	823,256
3,700,000		Tesla Motors, Inc.µ^ 1.250%, 03/01/21	3,619,192

			29,001,443

		Consumer Staples (0.9%)
44,000,000	HKD	Biostime International Holdings, Ltd.µ 0.000%, 02/20/19	5,362,292

		Energy (0.9%)
2,000,000		Chesapeake Energy Corp.~ 2.750%, 11/15/35	1,989,000
800,000		Newpark Resources, Inc.µ 4.000%, 10/01/17	829,100
2,715,000		Whiting Petroleum Corp.*µ 1.250%, 04/01/20	2,367,181

			5,185,281

		Financials (4.5%)
		Ares Capital Corp.µ
2,300,000		4.750%, 01/15/18^	2,362,870
1,278,000		5.750%, 02/01/16	1,299,707
3,750,000		AYC Finance, Ltd. 0.500%, 05/02/19	4,059,281
6,500,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	8,474,899
1,100,000		IAS Operating Partnership, LP*µ 5.000%, 03/15/18	1,056,512

PRINCIPAL AMOUNT			VALUE

3,700,000	EUR	Industrivarden, ABµ 1.875%, 02/27/17	$4,605,322
1,375,000		MGIC Investment Corp.µ^ 2.000%, 04/01/20	2,263,257
1,000,000		Starwood Property Trust, Inc.µ 4.550%, 03/01/18	1,047,740

			25,169,588

		Health Care (4.4%)
1,757,000		BioMarin Pharmaceutical, Inc.µ 1.500%, 10/15/20	2,963,778
1,805,000		Cepheidµ^ 1.250%, 02/01/21	1,994,742
966,000		Depomed, Inc.µ 2.500%, 09/01/21	1,691,683
950,000		Emergent Biosolutions, Inc.µ 2.875%, 01/15/21	1,175,620
190,000		Gilead Sciences, Inc.µ 1.625%, 05/01/16	985,434
1,600,000		Horizon Pharma Investment, Ltd.* 2.500%, 03/15/22	2,309,416
		Illumina, Inc.µ^
2,100,000		0.000%, 06/15/19	2,450,532
2,000,000		0.500%, 06/15/21	2,458,510
1,925,000		Impax Laboratories, Inc.* 2.000%, 06/15/22	1,987,948
455,000		Incyte Corp. 1.250%, 11/15/20	947,849
1,650,000		Isis Pharmaceuticals, Inc.* 1.000%, 11/15/21	1,759,758
1,000,000		Jazz Pharmaceuticals, PLC*^ 1.875%, 08/15/21	1,220,285
1,080,000		Medidata Solutions, Inc.^ 1.000%, 08/01/18	1,285,346
		Molina Healthcare, Inc.µ
650,000		1.625%, 08/15/44	905,021
241,000		1.625%, 08/15/44*	335,073

			24,470,995

		Industrials (1.7%)
593,000		Air Lease Corp.µ 3.875%, 12/01/18	813,747
2,300,000	GBP	Carillion Finance Jersey, Ltd.^ 2.500%, 12/19/19	3,859,351
1,750,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	1,799,224
310,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/04/22	2,873,108

			9,345,430

		Information Technology (11.7%)
3,600,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	3,551,289
3,000,000		Ciena Corp.*µ^ 3.750%, 10/15/18	4,292,115
1,000,000		Citrix Systems, Inc.^ 0.500%, 04/15/19	1,075,785
1,600,000		Epistar Corp. 0.000%, 08/07/18	1,553,096
1,185,000		Euronet Worldwide, Inc.*µ 1.500%, 10/01/44	1,387,955
825,000		Finisar Corp. 0.500%, 12/15/33	788,065

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		FireEye, Inc.*
2,229,000		1.000%, 06/01/35	$2,318,316
1,271,000		1.625%, 06/01/35	1,320,639
1,000,000		HomeAway, Inc. 0.125%, 04/01/19	950,695
1,500,000		Mentor Graphics Corp.µ^ 4.000%, 04/01/31	1,998,900
2,900,000		Microchip Technology, Inc.*µ 1.625%, 02/15/25	2,732,496
675,000		Novellus Systems, Inc.µ^ 2.625%, 05/15/41	1,524,734
2,650,000		NVIDIA Corp.µ^ 1.000%, 12/01/18	3,043,247
2,400,000		NXP Semiconductors, NV* 1.000%, 12/01/19	2,815,704
		ON Semiconductor Corp.µ
2,000,000		1.000%, 12/01/20*^	1,930,680
1,525,000		2.625%, 12/15/26	1,793,324
470,000		Palo Alto Networks, Inc. 0.000%, 07/01/19	814,649
300,000		Photronics, Inc. 3.250%, 04/01/16	304,594
1,700,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	1,893,407
738,000		Rovi Corp.*^ 0.500%, 03/01/20	613,079
3,800,000		Salesforce.com, Inc.µ^ 0.250%, 04/01/18	4,786,195
3,200,000		SanDisk Corp.µ^ 0.500%, 10/15/20	3,198,320
3,074,000		ServiceNow, Inc.µ^ 0.000%, 11/01/18	3,803,337
		SunEdison, Inc.
2,618,000		0.250%, 01/15/20*µ	2,708,661
1,200,000		2.625%, 06/01/23*^	1,087,428
469,000		2.000%, 10/01/18	786,358
975,000		Synchronoss Technologies, Inc.µ^ 0.750%, 08/15/19	1,128,138
800,000		Take-Two Interactive Software, Inc.µ 1.000%, 07/01/18	1,228,224
		Twitter, Inc.*µ^
3,350,000		1.000%, 09/15/21	2,899,626
950,000		0.250%, 09/15/19	836,071
1,575,000		Workday, Inc.µ 0.750%, 07/15/18	1,881,227
410,000,000	JPY	Yaskawa Electric Corp. 0.000%, 03/16/17	4,387,049

			65,433,403

		Materials (1.0%)
2,400,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	3,277,627
2,415,000		Cemex, SAB de CV 3.720%, 03/15/20	2,490,457

			5,768,084

		Utilities (0.3%)
1,900,000		NRG Yield, Inc.* 3.250%, 06/01/20	1,814,538

		TOTAL CONVERTIBLE BONDS (Cost $165,502,488)	171,551,054

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
300,000	United States Treasury Note~ 0.250%, 12/15/15 (Cost $299,955)	$300,147

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.2%)
	Consumer Discretionary (0.3%)
14,300	Fiat Chrysler Automobiles, NV 7.875%	1,949,190

	Consumer Staples (0.7%)
16,750	Bunge, Ltd. 4.875%	1,733,625
10,000	Post Holdings, Inc. 5.250%	1,060,000
22,300	Tyson Foods, Inc. 4.750%	1,203,085

		3,996,710

	Energy (0.8%)
5,006	Chesapeake Energy Corp.µ 5.750%	2,549,856
40,000	WPX Energy, Inc.^ 6.250%	1,810,000

		4,359,856

	Financials (2.3%)
65,000	Affiliated Managers Group, Inc.µ 5.150%	3,900,000
19,600	American Tower Corp. 5.250%	2,029,580
29,000	Crown Castle International Corp. 4.500%	2,998,890
39,750	Health Care REIT, Inc.µ 6.500%	2,476,425
23,333	Weyerhaeuser Company 6.375%	1,198,850

		12,603,745

	Health Care (2.3%)
4,870	Allergan PLC 5.500%	5,416,073
144,140	Anthem, Inc. 5.250%	7,388,616

		12,804,689

	Industrials (0.6%)
10,000	Stanley Black & Decker, Inc.^ 6.250%	1,193,800
45,500	United Technologies Corp. 7.500%	2,341,430

		3,535,230

	Materials (0.1%)
21,500	Alcoa, Inc.^ 5.375%	775,720

	Telecommunication Services (0.9%)
14,717	Frontier Communications Corp. 11.125%	1,438,587

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

34,000		Intelsat, SA 5.750%	$921,740
38,350		T-Mobile USA, Inc. 5.500%	2,730,520

			5,090,847

		Utilities (1.2%)
55,000		Dominion Resources, Inc. 6.375%	2,776,400
40,000		Exelon Corp. 6.500%	1,869,600
35,000		NextEra Energy, Inc.^ 5.799%	2,029,300

			6,675,300

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $54,325,255)	51,791,287

COMMON STOCKS (69.5%)
		Consumer Discretionary (11.0%)
2,600		Amazon.com, Inc.µ#	1,393,990
38,500		Carnival Corp.µ^	2,051,665
28,000		Comcast Corp. - Class Aµ	1,747,480
38,100	EUR	Daimler, AG	3,408,269
21,800		Delphi Automotive, PLC^	1,702,144
4,600	JPY	Fast Retailing Co., Ltd.^	2,275,607
100,000		Ford Motor Companyµ	1,483,000
14,800		Home Depot, Inc.µ^	1,732,044
10,800	KRW	Hyundai Motor Company	1,375,814
10,800		McDonald’s Corp.µ	1,078,488
40,000	ZAR	Naspers, Ltd. - Class N	5,574,533
14,600		Nike, Inc. - Class Bµ	1,682,212
83,000	JPY	Panasonic Corp.	969,801
51,700	DKK	Pandora, A/S	5,821,616
9,000	EUR	Porsche Automobil Holding, SE	678,338
1,100		Priceline Group, Inc.µ#	1,367,927
16,900	EUR	Renault, SA	1,555,775
1,022,400	HKD	Samsonite International, SAµ	3,334,001
64,300	JPY	Sony Corp.#	1,822,675
29,000		Starbucks Corp.µ^	1,679,970
15,000		TJX Companies, Inc.µ	1,047,300
53,300	JPY	Toyota Motor Corp.	3,549,236
46,800		Walt Disney Companyµ^	5,616,000
9,000		Whirlpool Corp.µ	1,599,570
16,000	GBP	Whitbread, PLC	1,295,420
260,000	GBP	WPP, PLC	5,973,713

			61,816,588

		Consumer Staples (6.7%)
42,400	EUR	Anheuser-Busch InBev, NVµ	5,066,027
42,500	GBP	British American Tobacco, PLC	2,523,483
39,000		Coca-Cola Companyµ^	1,602,120
25,000		Costco Wholesale Corp.µ	3,632,500
160,800	GBP	Diageo, PLC	4,507,668
24,000		Mondelez International, Inc. - Class Aµ	1,083,120
57,350	CHF	Nestlé, SA	4,338,532
11,000	EUR	Pernod Ricard, SA	1,315,791
11,000		Philip Morris International, Inc.µ^	940,830
17,700		Procter & Gamble Companyµ	1,357,590
67,000	JPY	Seven & I Holdings Company, Ltd.	3,091,472
55,000	EUR	Unilever, NV	2,463,906
32,000		Wal-Mart Stores, Inc.µ	2,303,360

NUMBER OF SHARES			VALUE

31,000		Walgreens Boots Alliance, Inc.µ	$2,995,530

			37,221,929

		Energy (4.5%)
875,000	GBP	BP, PLCµ	5,389,769
10,300		Cameron International Corp.µ#	519,738
19,500		Chevron Corp.µ^	1,725,360
40,000		ConocoPhillipsµ^	2,013,600
23,500		Devon Energy Corp.µ^	1,161,370
7,350		EOG Resources, Inc.µ^	567,346
40,500		Exxon Mobil Corp.µ^	3,208,005
24,000		Noble Corp., PLC^	286,800
20,000		Phillips 66µ^	1,590,000
82,300	GBP	Royal Dutch Shell, PLC - Class Aµ	2,358,996
9,700		Schlumberger, Ltd.µ	803,354
73,000	CAD	Suncor Energy, Inc.µ	2,056,291
74,000	EUR	TOTAL, SA	3,651,379

			25,332,008

		Financials (12.1%)
410,000	HKD	AIA Group, Ltd.	2,666,861
20,500		Allstate Corp.µ	1,413,475
9,900		American Express Company^~	752,994
30,200		American International Group, Inc.µ	1,936,424
17,300		Arthur J. Gallagher & Company^~	820,539
24,500		Axis Bank, Ltd.	1,111,075
133,000	EUR	Azimut Holding, S.p.A^	3,322,022
105,000		Bank of America Corp.µ	1,877,400
41,000		Bank of New York Mellon Corp.µ^	1,779,400
23,200		Blackstone Group, LPµ	910,600
73,500		Citigroup, Inc.µ^	4,296,810
576,000	JPY	Daiwa Securities Group, Inc.	4,475,772
116,560	EUR	Deutsche Annington Immobilien, SEµ	3,636,662
29,000	EUR	Deutsche Böerse, AG	2,634,392
15,500		Discover Financial Servicesµ	865,055
23,500		First Republic Bankµ^	1,499,065
213,100	MXN	Grupo Financiero Banorte, SAB de CV	1,125,776
19,000		Hartford Financial Services Group, Inc.µ^	903,450
103,700	EUR	ING Groep, NV	1,763,642
468,900	EUR	Intesa Sanpaolo, S.p.A	1,805,328
77,500		JPMorgan Chase & Companyµ^	5,311,075
99,000		Manulife Financial Corp.µ^	1,755,270
86,477		MetLife, Inc.µ^	4,820,228
81,000	JPY	Mitsui Fudosan Company, Ltd.	2,304,075
103,750		Och-Ziff Capital Management Group, LLC - Class Aµ	1,202,462
98,000	CAD	Power Financial Corp.	2,600,895
8,500		Prudential Financial, Inc.µ^	751,060
95,600	GBP	Prudential, PLC	2,249,032
17,400		State Street Corp.µ	1,332,144
9,650		T. Rowe Price Group, Inc.µ^	744,305
88,000		Wells Fargo & Companyµ^	5,092,560

			67,759,848

		Health Care (10.0%)
17,000		Abbott Laboratoriesµ	861,730
17,000		AbbVie, Inc.µ	1,190,170
13,000		Amgen, Inc.µ^	2,295,670
18,000		Anthem, Inc.µ^~	2,776,860
1,885		Biogen, Inc.µ#	600,900
23,400		Celgene Corp.µ^#	3,071,250

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

104,800	JPY	Chugai Pharmaceutical Co., Ltd.	$3,812,114
34,250		Eli Lilly and Companyµ^	2,894,468
11,200		Gilead Sciences, Inc.µ~	1,320,032
62,500	GBP	Hikma Pharmaceuticals, PLC	2,334,801
26,700		Johnson & Johnsonµ^	2,675,607
42,000		Medtronic, PLCµ^	3,292,380
37,025		Merck & Company, Inc.µ^	2,182,994
60,500	CHF	Novartis, AG	6,277,735
27,000	DKK	Novo Nordisk, A/S - Class B	1,593,445
95,800		Pfizer, Inc.µ^	3,454,548
36,000	EUR	Sanofi	3,880,480
71,900	GBP	Shire, PLC	6,391,638
10,000		Stryker Corp.µ^~	1,022,700
38,000	EUR	UCB, SA	2,940,326
12,700		Zimmer Biomet Holdings, Inc.^~	1,321,689

			56,191,537

		Industrials (8.4%)
190,000	CHF	ABB, Ltd.µ#	3,864,606
36,500	EUR	Airbus Group, SEµ	2,590,969
54,000	EUR	ALSTOM^#	1,585,944
610,000	GBP	BAE Systems, PLC	4,567,179
9,550		Boeing Companyµ^	1,376,824
142,272	HKD	CK Hutchison Holdings, Ltd.	2,111,812
24,000		CSX Corp.~	750,720
7,900		Cummins, Inc.µ	1,023,287
24,400		Eaton Corp., PLCµ	1,478,152
27,900	JPY	FANUC Corp.	4,653,341
11,000		Fortune Brands Home & Security, Inc.µ	525,250
242,500		General Electric Companyµ^	6,329,250
41,000		Honeywell International, Inc.µ^	4,307,050
48,700	EUR	KION Group, AG#	2,231,647
75,000	JPY	Komatsu, Ltd.^	1,385,922
5,400		Northrop Grumman Corp.µ	934,254
59,277	EUR	Safran, SA	4,487,908
19,000		Union Pacific Corp.µ	1,854,210
8,000		United Parcel Service, Inc. - Class Bµ	818,880

			46,877,205

		Information Technology (12.9%)
55,050		Accenture, PLC - Class Aµ^	5,676,206
119,500		Apple, Inc.µ^	14,495,350
168,400	GBP	ARM Holdings, PLCµ	2,642,050
11,000	EUR	ASML Holding, NV^	1,093,460
21,700		Baidu, Inc.#	3,746,722
60,000	JPY	Canon, Inc.µ	1,919,708
21,200		Check Point Software Technologies, Ltd.^#	1,712,324
4,200	CAD	Constellation Software, Inc.	1,867,480
18,000		Facebook, Inc. - Class Aµ#	1,692,180
6,250		Google, Inc. - Class A~#	4,109,375
6,266		Google, Inc. - Class Cµ^~#	3,920,698
85,000	CHF	Logitech International, SAµ	1,222,847
20,000		MasterCard, Inc. - Class Aµ^	1,948,000
45,000		Micron Technology, Inc.µ^#	832,950
75,000		Microsoft Corp.µ^	3,502,500
6,428		Motorola Solutions, Inc.µ^	386,709
20,400	JPY	Nintendo Company, Ltd.µ	3,583,065
580,000	EUR	Nokia Corp.	4,107,159
19,900		Oracle Corp.µ^	794,806
6,900		QUALCOMM, Inc.µ	444,291
16,000		Salesforce.com, Inc.~#	1,172,800
1,660	KRW	Samsung Electronics Co., Ltd.	1,684,164
32,000	EUR	SAP SE	2,298,978

NUMBER OF SHARES			VALUE

500,000	TWD	Taiwan Semiconductor
		Manufacturing Company, Ltd.	$2,185,006
232,800	HKD	Tencent Holdings, Ltd.	4,337,213
15,000		Texas Instruments, Inc.µ^	749,700

			72,125,741

		Materials (1.6%)
154,000	CAD	Barrick Gold Corp.µ	1,089,192
41,000		Dow Chemical Companyµ^	1,929,460
135,000	CAD	Goldcorp, Inc.µ	1,801,239
160,000	AUD	Newcrest Mining, Ltd.µ#	1,323,471
51,000	GBP	Rio Tinto, PLCµ	1,972,737
280,000	CAD	Yamana Gold, Inc.µ	554,498

			8,670,597

		Telecommunication Services (2.0%)
86,500		América Móvil, SAB de CV - Series Lµ^	1,676,370
50,000		AT&T, Inc.µ	1,737,000
96,000	EUR	Orange, SA	1,579,225
36,000	JPY	SoftBank Group Corp.^	1,989,869
1,176,545	GBP	Vodafone Group, PLCµ	4,456,750

			11,439,214

		Utilities (0.3%)
45,801	EUR	Engie	878,348
10,500		Exelon Corp.µ	336,945
29,000	EUR	RWE, AG	603,973

			1,819,266

		TOTAL COMMON STOCKS (Cost $450,073,909)	389,253,933

SHORT TERM INVESTMENT (3.6%)
20,228,684		Fidelity Prime Money Market Fund - Institutional Class (Cost $20,228,684)	20,228,684

TOTAL INVESTMENTS (140.1%) (Cost $844,540,494)			784,748,240

LIABILITIES, LESS OTHER ASSETS (-40.1%)			(224,807,057)

NET ASSETS (100.0%)			$559,941,183

NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-1.2%)#
		Consumer Staples (-0.1%)
(14,700)		Post Holdings, Inc.	(789,978)

		Energy (-0.3%)
(34,300)		Newpark Resources, Inc.	(247,989)
(147,251)		WPX Energy, Inc.	(1,281,083)

			(1,529,072)

		Information Technology (-0.8%)
(112,500)		Ciena Corp.	(2,863,125)
(58,700)		Mentor Graphics Corp.	(1,531,483)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

(13,255)	Photronics, Inc.	$(109,354)

		(4,503,962)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $5,779,111)	(6,823,012)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $415,666,974. $105,599,506 of the collateral has been re-registered by one of the counterparties, BNP (see Note 4 - Borrowings).
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2015.
~	Security, or portion of security, is segregated as collateral for written options, swaps, or securities sold short. The aggregate value of such securities is $4,958,418.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAP

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	$34,000,000	$(255,957)

					$(255,957)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JULY 31, 2015

	Value	% of Total Investments
US Dollar	$543,182,571	69.2%
European Monetary Unit	77,831,203	9.9%
British Pound Sterling	50,522,587	6.4%
Japanese Yen	49,042,560	6.3%
Hong Kong Dollar	17,812,179	2.3%
Swiss Franc	15,703,720	2.0%
Canadian Dollar	9,969,595	1.3%
Danish Krone	7,415,061	0.9%
South African Rand	5,574,533	0.7%
South Korean Won	3,059,978	0.4%
New Taiwan Dollar	2,185,006	0.3%
Australian Dollar	1,323,471	0.2%
Mexican Peso	1,125,776	0.1%

Total Investments Net of Common Stocks Sold Short	$784,748,240	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 — Investments

The following information is presented on a federal income tax basis as of July 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:

Cost basis of investments	$849,973,625

Gross unrealized appreciation	70,632,425
Gross unrealized depreciation	(135,857,810)

Net unrealized appreciation (depreciation)	$(65,225,385)

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $132.5 million and a lending agreement, (“Lending Agreement”) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $132.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and ..55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is ..20%). For the period ended July 31, 2015, the average borrowings under the Agreements were $230.0 million. For the period ended July 31, 2015, the average interest rate was 0.79%. As of July 31, 2015, the amount of total outstanding borrowings was $230.0 million ($115.0 million under the BNP Agreement and $115.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2015 was 0.85%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of July 31, 2015, the Fund used approximately $47.5 million of its cash collateral to offset the SSB Agreement representing 6.0% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates. As of July 31, 2015, approximately $46.1 million of securities were on loan ($21.5 million of fixed income securities and $24.6 million of equity securities).

On May 22, 2015, the Fund’s board of trustees amended the Fund’s non-fundamental policy with respect to borrowings to be measured based on managed assets rather than total assets. The policy, as amended, is as follows:

As a non-fundamental policy, the Fund may not issue debt securities, borrow money or issue preferred shares in an aggregate amount exceeding 38% of the Fund’s managed assets measured at the time of issuance of the new securities.

For purposes of this non-fundamental policy, “managed assets” shall mean the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of liabilities (other than debt representing financial leverage). The policy is measured at each incurrence of the debt and is not a maintenance test.

Note 5 — Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 6 — Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$151,623,135	$—	$151,623,135
Convertible Bonds	—	171,551,054	—	171,551,054
U.S. Government and Agency Security	—	300,147	—	300,147
Convertible Preferred Stocks	40,598,616	11,192,671	—	51,791,287
Common Stocks U.S.	188,371,065	—	—	188,371,065
Common Stocks Foreign	11,095,371	189,787,497	—	200,882,868
Short Term Investment	20,228,684	—	—	20,228,684

Total	$260,293,736	$524,454,504	$—	$784,748,240

Liabilities:
Common Stocks Sold Short	$6,823,012	$—	$—	$6,823,012
Interest Rate Swap	—	255,957	—	255,957

Total	$6,823,012	$255,957	$—	$7,078,969

	TRANSFERS IN TO LEVEL 1	TRANSFERS OUT OF LEVEL 1*	TRANSFERS IN TO LEVEL 2*	TRANSFERS OUT OF LEVEL 2
Investments at Value:
Common Stocks Foreign	$—	$1,323,471	$1,323,471	$—

Total	$—	$1,323,471	$1,323,471	$—

*	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2015

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 21, 2015